Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.76%	14.10%	12.73%
Alerian MLP Infrastructure Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		26.70%	14.75%	3.28%
InfraCap MLP ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		30.90%	10.31%	(2.10%)
InfraCap MLP ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	28.52%	8.92%	(2.89%)
InfraCap MLP ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	19.71%	7.85%	(1.70%)

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.